Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Consolidated Statements of Changes in Equity (Parenthetical) [Abstract]
Net of issue expenses	$ 414
NIS
Consolidated Statements of Changes in Equity (Parenthetical) [Abstract]
Net of issue expenses	$ 1,435	$ 3,530